New and amended IFRS standards - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				2.66%
Right-of-use assets	$ 7,164	$ 3,129
Lease liabilities, contractual rent	8,023	3,467	$ 5,031		$ 5,423
Depreciation, right-of-use assets	1,581	1,151	1,064
Interest expense on lease liabilities	225	105	141
Payments of lease liabilities, classified as financing activities	$ 977	1,144	$ 1,002
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				$ 5,423
Lease liabilities, contractual rent				$ 5,423
Depreciation, right-of-use assets		1,064
Operating lease expense		1,002
Interest expense on lease liabilities		141
Payments of lease liabilities, classified as financing activities		1,143
Payments of lease liabilities, classified as operating activities		$ 1,143